INVESTMENTS - Investment Types (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interests in Other Entities [Abstract]
Investments in private companies, measured at FVTOCI	$ 128	$ 118
Investments, associates and joint ventures	487	480
Total investments	$ 615	$ 598